Summary of Significant Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Office equipment and computers
Property, Plant and Equipment
Property plant and equipment (years)	3 years
Furniture and fixtures
Property, Plant and Equipment
Property plant and equipment (years)	5 years